Annual Total Returns- Vanguard Long-Term Treasury Index Fund (Institutional) [BarChart] - Institutional - Vanguard Long-Term Treasury Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	28.94%	3.52%	(12.73%)	25.09%	(1.32%)	1.38%	8.67%	(1.63%)	14.30%	17.72%